Summary Of Significant Accounting Policies (Schedule Of Financial Assets And Liabilities At Fair Value) (Details) (USD $)	Dec. 31, 2013		Dec. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments in U.S. Treasury notes held in equity trading accounts (as collateral)	$ 71,472,453		$ 99,079,846
Investments in U.S. Treasury notes	205,256,695		368,829,890
Total investments in U.S. Treasury notes	276,729,148		467,909,736
Short-term money market fund	8,281,834	[1]	7,692,129	[1]
Net unrealized appreciation on open futures and forward currency contracts	7,842,259		8,445,476
Net unrealized depreciation on open futures and forward currency contracts	(544,585)		(3,314,912)
Total open futures and forward currency contracts	7,297,674		5,130,564
Total financial assets at fair value	292,308,656		480,732,429
Futures Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total open futures and forward currency contracts	7,245,011		4,479,842
Energies [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total open futures and forward currency contracts	(322,642)		(452,750)
Grains [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total open futures and forward currency contracts	(165,871)		(179,524)
Interest Rates [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total open futures and forward currency contracts	(2,410,168)		2,126,546
Livestock [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total open futures and forward currency contracts	33,040		(11,590)
Metals [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total open futures and forward currency contracts	2,488,781		(714,969)
Softs [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total open futures and forward currency contracts	28,399		661,790
Stock Indices [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total open futures and forward currency contracts	7,593,472		3,050,339
Forward Currency Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total open futures and forward currency contracts	52,663		650,722
Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total investments in U.S. Treasury notes	276,729,148		467,909,736
Short-term money market fund	8,281,834	[1]	7,692,129	[1]
Total open futures and forward currency contracts	7,245,011		4,479,842
Total financial assets at fair value	292,255,993		480,081,707
Level 1 [Member] | Futures Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total open futures and forward currency contracts	7,245,011		4,479,842
Level 1 [Member] | Energies [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total open futures and forward currency contracts	(322,642)		(452,750)
Level 1 [Member] | Grains [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total open futures and forward currency contracts	(165,871)		(179,524)
Level 1 [Member] | Interest Rates [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total open futures and forward currency contracts	(2,410,168)		2,126,546
Level 1 [Member] | Livestock [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total open futures and forward currency contracts	33,040		(11,590)
Level 1 [Member] | Metals [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total open futures and forward currency contracts	2,488,781		(714,969)
Level 1 [Member] | Softs [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total open futures and forward currency contracts	28,399		661,790
Level 1 [Member] | Stock Indices [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total open futures and forward currency contracts	7,593,472		3,050,339
Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total open futures and forward currency contracts	52,663		650,722
Total financial assets at fair value	52,663		650,722
Level 2 [Member] | Forward Currency Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total open futures and forward currency contracts	$ 52,663		$ 650,722

[1]	The short-term money market fund is included in Cash and Cash Equivalents on the Statements of Financial Condition.